Related Parties - Summary of Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 2,287	$ 2,239	$ 4,976
Contribution to defined contribution plan	184	68	94
Share based payment	19,804	21,984	27,714
Legal and professional	77	76	86
Total	$ 22,352	$ 24,367	$ 32,870